UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3104
                                                      --------

                           Centennial Tax Exempt Trust
                           ---------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.9%
--------------------------------------------------------------------------------------------------------------------
ALABAMA--7.6%
AL IDAU RB, Scientific Utilization Project, Series 1996, 4.39% 1                 $     1,080,000   $      1,080,000
--------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project, 4.04% 1                                    330,000            330,000
--------------------------------------------------------------------------------------------------------------------
AL IDAU RB, Whitesell Project, 4.19% 1                                                 1,085,000          1,085,000
--------------------------------------------------------------------------------------------------------------------
AL Spanish Fort RA RB, MACON Trust Certificates Series 2007-306,
3.93% 1,2                                                                              4,295,000          4,295,000
--------------------------------------------------------------------------------------------------------------------
Berry, AL IDAU IDV RB, Berry Wood Products LLC, 4.34% 1                                  290,000            290,000
--------------------------------------------------------------------------------------------------------------------
Birmingham, AL Medical Clinic Board RB, University of Alabama Health
Service Facilities, Series 1998, 3.92% 1                                              12,000,000         12,000,000
--------------------------------------------------------------------------------------------------------------------
Birmingham, AL Special Care Facilities FAU RB, United Cerebral Palsy
Project, 3.90% 1                                                                       2,315,000          2,315,000
--------------------------------------------------------------------------------------------------------------------
Birmingham, AL Waterworks & Sewer Board WSS RRB, PTTR, Series
1736, 3.92% 1,2                                                                        5,995,000          5,995,000
--------------------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd. Expansion
Project, Series 1998, 4.09% 1                                                          2,850,000          2,850,000
--------------------------------------------------------------------------------------------------------------------
Cullman Cnty., AL SWD Authority RB, Cullman Environmental, Inc.
Project, Series 2003-A, 4.19% 1                                                        1,440,000          1,440,000
--------------------------------------------------------------------------------------------------------------------
Cullman, AL Medical Park South Medical Clinic Board RB, P-Floats, Series
MT-200, 4.01% 1                                                                       25,995,000         25,995,000
--------------------------------------------------------------------------------------------------------------------
Fairhope, AL AA Airport Improvement RB, Series 2007, 4% 1                              8,845,000          8,845,000
--------------------------------------------------------------------------------------------------------------------
Florence, AL IDB IDV RB, Nichols Wire, Inc. Project, Series A, 4.19% 1                 2,570,000          2,570,000
--------------------------------------------------------------------------------------------------------------------
Hoover, AL MH RB, Royal Oaks Apts. Project, Series 2004, 3.93% 1                       5,200,000          5,200,000
--------------------------------------------------------------------------------------------------------------------
Lee Cnty., AL IDAU RB, LifeSouth Community Blood Centers, Inc.
Project, 3.92% 1                                                                         350,000            350,000
--------------------------------------------------------------------------------------------------------------------
Mobile, AL IDB RB, HighProv LLC Project 2006, 4% 1                                     6,000,000          6,000,000
--------------------------------------------------------------------------------------------------------------------
Mobile, AL Medical Clinic Board RB, Springhill Professional Ltd., Series
1996, 3.92% 1                                                                          1,325,000          1,325,000
--------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB IDV RB, Asphalt Contractors, Inc., 4.19% 1                            300,000            300,000
--------------------------------------------------------------------------------------------------------------------
Montgomery, AL IDB IDV RB, Bristol Properties LLC Project, Series
2006A, 4.19% 1                                                                         4,240,000          4,240,000
--------------------------------------------------------------------------------------------------------------------
Spanish Fort, AL Cooperative District RB, P-Floats, Series PT-4090,
3.99% 1,2                                                                             16,470,000         16,470,000
--------------------------------------------------------------------------------------------------------------------
Tuscaloosa Cnty., AL BOE RB, Series 97-B, 3.90% 1                                      1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------
Tuscaloosa Cnty., AL POAU RB, Gulf Opportunity Zone, Series 2007,
4.06% 1                                                                               25,000,000         25,000,000
--------------------------------------------------------------------------------------------------------------------
Tuscaloosa, AL Health Care Authority Retirement Center RRB, Pine
Valley Project, 3.90% 1                                                                3,045,000          3,045,000
                                                                                                   -----------------
                                                                                                        132,020,000
--------------------------------------------------------------------------------------------------------------------
ALASKA--0.7%
AK HFC RRB, P-Floats, Series PZ-126, 3.96% 1,2                                         4,025,000          4,025,000
--------------------------------------------------------------------------------------------------------------------
AK HFC RRB, State Capitol Project, Series A, 5%, 7/1/08                                1,000,000          1,009,314
--------------------------------------------------------------------------------------------------------------------
Anchorage, AK Wastewater RB, SPEARS Deutsche Bank/ Lifers Trust,
Series DB-128, 3.99% 1,2                                                               6,885,000          6,885,000
                                                                                                   -----------------
                                                                                                         11,919,314


                        1 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
ARIZONA--3.7%
AZ First Matrix Charter School Trust II Pass-Through Certificates, Series
2005, Cl. A, 4.04% 1,2                                                           $    12,833,000   $     12,833,000
--------------------------------------------------------------------------------------------------------------------
AZ HFAU Hospital System RB, BNP Paribas STARS Certificate Trust,
Series 2007-8, 3.96% 1,2                                                              12,475,000         12,475,000
--------------------------------------------------------------------------------------------------------------------
AZ HFAU Hospital System RB, P-Floats, Series PA-1456, 4.01% 1,2                        8,000,000          8,000,000
--------------------------------------------------------------------------------------------------------------------
Maricopa Cnty., AZ SDI No. 6 GOUN, Washington Elementary School
Improvement Project, Series C, 4.125%, 7/1/08                                          1,615,000          1,620,073
--------------------------------------------------------------------------------------------------------------------
Phoenix, AZ Civic Improvement Corp. WS BANs, Series 2007A, 3.68%,
12/5/07                                                                                5,000,000          5,000,000
--------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU MH RRB, P-Floats, Series MT-322, 4.01% 1,2                           12,615,000         12,615,000
--------------------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU RB, Pilgrim Rest Foundation, Inc. Project, Series A,
3.96% 1                                                                                4,500,000          4,500,000
--------------------------------------------------------------------------------------------------------------------
Tempe, AZ IDAU MH RB, P-Floats, Series MT-067, 4.01%  1,2                              8,295,000          8,295,000
                                                                                                   -----------------
                                                                                                         65,338,073
--------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.2%
AR DFA MH RRB, PTTR, Series 964Z, 3.92% 1,2                                            3,000,000          3,000,000
--------------------------------------------------------------------------------------------------------------------
CALIFORNIA--6.4%
Alta Loma, CA GOUN, SPEARS Deutsche Bank/Lifers Trust, Series DB-
305, 3.99% 1,2                                                                        16,535,000         16,535,000
--------------------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PZP-010, 3.99% 1,2                                           8,340,000          8,340,000
--------------------------------------------------------------------------------------------------------------------
CA GOUN, P-Floats, Series PZP-011, 4.04% 1,2                                           2,705,000          2,705,000
--------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-002, 3.99% 1,2                                             3,485,000          3,485,000
--------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-005, 4.04% 1,2                                            42,375,000         42,375,000
--------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-007, 3.99% 1,2                                             4,265,000          4,265,000
--------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-008, 3.99% 1,2                                             3,990,000          3,990,000
--------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-012, 3.99% 1,2                                             6,360,000          6,360,000
--------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-023, 4.04% 1,2                                             8,085,000          8,085,000
--------------------------------------------------------------------------------------------------------------------
CA RB, P-Floats, Series PZP-024, 3.99% 1,2                                             8,737,000          8,737,000
--------------------------------------------------------------------------------------------------------------------
East Side, CA Unified High SDI REF GOUN, SPEARS Deutsche Bank/Lifers
Trust, Series DB-296, 3.95% 1                                                          4,400,000          4,400,000
--------------------------------------------------------------------------------------------------------------------
San Joaquin Delta Community College District, CA GOUN, Municipal
Securities Trust Certificates, Series 3020, Cl. A, 3.92% 1,2                             245,000            245,000
--------------------------------------------------------------------------------------------------------------------
Wiseburn, CA SDI GOUN, SPEARS Deutsche Bank/Lifers Trust, Series
DB-304, 3.96% 1,2                                                                      2,285,000          2,285,000
                                                                                                   -----------------
                                                                                                        111,807,000
--------------------------------------------------------------------------------------------------------------------
COLORADO--5.7%
Arista, CO Metro District Special Ltd. RB, Broomfield Event Center
Parking Project, Series 2006A, 3.95% 1                                                 5,100,000          5,100,000
--------------------------------------------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB, Series 2004, 3.99% 1                    5,000,000          5,000,000
--------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series A, 3.89% 1                          20,000             20,000
--------------------------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOUN, Series B, 3.70%, 12/1/07 3              3,000,000          3,000,000
--------------------------------------------------------------------------------------------------------------------
CO ECFA RB, St. Mary's Academy Project, Series 1999, 3.90% 1                           2,895,000          2,895,000
--------------------------------------------------------------------------------------------------------------------
CO HFA ED RB, Certex Co. Project, Series 2007, 4.04% 1                                 1,300,000          1,300,000
--------------------------------------------------------------------------------------------------------------------
CO HFA ED RB, YRC LLC Project, Series 2005, 4.04% 1                                    1,530,000          1,530,000
--------------------------------------------------------------------------------------------------------------------


                        2 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
COLORADO CONTINUED
--------------------------------------------------------------------------------------------------------------------
Colorado Springs, CO SPO RB, Heating & Plumbing Engineers Project,
4.04% 1                                                                          $     2,100,000   $      2,100,000
--------------------------------------------------------------------------------------------------------------------
Commerce City, CO GOUN, Northern Infrastructure General
Improvement District, Series 2006, 3.89% 1                                             7,500,000          7,500,000
--------------------------------------------------------------------------------------------------------------------
Concord Metro District, CO REF GO Bonds, Improvement Projects,
Series 2004, 3.75%, 12/1/07 3                                                          2,500,000          2,500,000
--------------------------------------------------------------------------------------------------------------------
Denver, CO Urban Renewal Authority Tax Increment RRB, Downtown
Denver Project, Series A-1, 3.93% 1                                                    4,000,000          4,000,000
--------------------------------------------------------------------------------------------------------------------
Denver, CO Urban Renewal Authority Tax Increment RRB, Downtown
Denver Project, Series C, 3.93% 1                                                      8,000,000          8,000,000
--------------------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust GOLB, Series 2004-S1, Cl.
A2, 3.99% 1                                                                            8,500,000          8,500,000
--------------------------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust RB, Series 2005-S1, Cl. A2,
3.99% 1,2                                                                              3,000,000          3,000,000
--------------------------------------------------------------------------------------------------------------------
Midcities Metro District No. 1, CO RRB, Series 2004A, 3.90% 1                         14,495,000         14,495,000
--------------------------------------------------------------------------------------------------------------------
Parker, CO Automotive Metro District GOLB, Series 2005, 3.70% 1                        4,510,000          4,510,000
--------------------------------------------------------------------------------------------------------------------
Prairie Center Metro District No. 3, CO RB, Austin Trust Certificates,
Series BOA 2007-319, 3.93% 1,2                                                         9,810,000          9,810,000
--------------------------------------------------------------------------------------------------------------------
Sterling Park, CO RB, Sr. Certificates of Beneficial Ownership Trust, Series
2006-6, 4.06% 1,2                                                                      1,812,000          1,812,000
--------------------------------------------------------------------------------------------------------------------
Westminster, CO MH RB, P-Floats, Series MT-068, 4.01%  1,2                            14,670,000         14,670,000
                                                                                                   -----------------
                                                                                                         99,742,000
--------------------------------------------------------------------------------------------------------------------
DELAWARE--0.7%
DE EDAU RB, Catholic Diocese of Wilmington Project, Series 2002,
3.91% 1                                                                               11,600,000         11,600,000
--------------------------------------------------------------------------------------------------------------------
FLORIDA--5.5%
Bay Cnty., FL EDLFA RB, Bay Haven Charter Academy, Inc., Series 2004,
3.93% 1                                                                               11,190,000         11,190,000
--------------------------------------------------------------------------------------------------------------------
Brevard Cnty., FL RB, Holy Trinity Episcopal Academy, Series 1999,
3.96% 1                                                                                1,615,000          1,615,000
--------------------------------------------------------------------------------------------------------------------
Broward Cnty., FL School Board COP, Enchanced Return, P-Floats, Series
EC-1006, 3.97% 1,2                                                                     7,760,000          7,760,000
--------------------------------------------------------------------------------------------------------------------
Collier Cnty., FL IDAU IDV RB, Gulf Coast American Blind, Series A,
3.97% 1                                                                                2,560,000          2,560,000
--------------------------------------------------------------------------------------------------------------------
FL BOE Lottery RRB, Enchanced Return, P-Floats, Series EC-1002, 3.97% 1,2              7,700,000          7,700,000
--------------------------------------------------------------------------------------------------------------------
FL Citizens Property Insurance Corp. Sr. Sec. RRB, Series 2007A, 5%,
3/1/08                                                                                 5,585,000          5,614,647
--------------------------------------------------------------------------------------------------------------------
FL Dept. of Environmental Protection RRB, Enhanced Return, P-Floats,
Series EC-1028, 3.97% 1,2                                                              2,770,000          2,770,000
--------------------------------------------------------------------------------------------------------------------
FL Development Finance Corp. IDV RRB, Charlotte Community Project,
Series 2001A3, 3.92% 1                                                                 1,255,000          1,255,000
--------------------------------------------------------------------------------------------------------------------
FL HFC RB, P-Floats, Series MT-320, 4.01% 1,2                                         11,495,000         11,495,000
--------------------------------------------------------------------------------------------------------------------
FL JEA WSS RRB, Series 2002B, 5.25%, 10/1/07                                           1,350,000          1,350,000
--------------------------------------------------------------------------------------------------------------------
Jacksonville, FL ED Commission RB, Goodwill Industries North Florida
Project, Series 3, 3.96% 1                                                               655,000            655,000
--------------------------------------------------------------------------------------------------------------------


                        3 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
--------------------------------------------------------------------------------------------------------------------
Jacksonville, FL EDLFA RB, Edward Waters College Project, Series 2004,
3.91% 1                                                                          $     2,200,000   $      2,200,000
--------------------------------------------------------------------------------------------------------------------
Jacksonville, FL IDV RB, University of Florida Health Science Center
Project 1989, 3.96% 1                                                                  2,100,000          2,100,000
--------------------------------------------------------------------------------------------------------------------
Lakeland, FL Energy System RRB, First Lien, Series B, 6.55%, 10/1/07                   1,135,000          1,135,000
--------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL Aviation RRB, Miami International Airport Hub,
Series C, 5%, 10/1/07                                                                    500,000            500,000
--------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL GOUN, Reset Option Certificates II-R Trust, Series
387, 3.75% 1,4                                                                         1,690,000          1,690,000
--------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL School COP, Enhanced Return, P-Floats, Series EC-
1034, 3.97% 1,2                                                                        4,375,000          4,375,000
--------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL SPO RB, SPEARS Deutsche Bank/ Lifers Trust,
Series DB-272, 3.99% 1,2                                                               7,890,000          7,890,000
--------------------------------------------------------------------------------------------------------------------
Miami-Dade Cnty., FL WSS RRB, 5%, 10/1/07                                              3,500,000          3,500,000
--------------------------------------------------------------------------------------------------------------------
Orange Cnty., FL IDAU RB, Trinity Preparatory School, Series 1998,
3.96% 1                                                                                  900,000            900,000
--------------------------------------------------------------------------------------------------------------------
Orange Cnty., FL IDAU RB, University of Central Florida, Inc. Project,
Series 2000A, 3.91% 1                                                                  4,560,000          4,560,000
--------------------------------------------------------------------------------------------------------------------
Orange Cnty., FL School Board COP, SPEARS Deutsche Bank/Lifers Trust,
Series DB-269, 3.99% 1,2                                                               3,325,000          3,325,000
--------------------------------------------------------------------------------------------------------------------
Osceola Cnty., FL RB, P-Floats, Series EC-1093, 3.97% 1,2                              7,645,000          7,645,000
--------------------------------------------------------------------------------------------------------------------
Palm Beach Cnty., FL School Board COP, Series E, 5%, 8/1/08                            3,160,000          3,192,769
                                                                                                   -----------------
                                                                                                         96,977,416
--------------------------------------------------------------------------------------------------------------------
GEORGIA--3.8%
Atlanta, GA Airport Facilities RRB, Series 1996, 5.25%, 1/1/08                         2,000,000          2,007,305
--------------------------------------------------------------------------------------------------------------------
Atlanta, GA Rapid Transit Authority Sales Tax RB, Series 2004A, 3.70%,
12/5/07                                                                                5,000,000          5,000,000
--------------------------------------------------------------------------------------------------------------------
Atlanta, GA TXAL RB, Atlantic Station Project, Sub. Lien, Series 2006,
3.94% 1                                                                               36,515,000         36,515,000
--------------------------------------------------------------------------------------------------------------------
Columbus, GA DAU RRB, The Jordan Co. Project, Series 2000, 4.09% 1                       250,000            250,000
--------------------------------------------------------------------------------------------------------------------
Fulton Cnty., GA DAU RB, United Way of Metro Atlanta Project, 3.91% 1                    625,000            625,000
--------------------------------------------------------------------------------------------------------------------
GA Private Colleges & Universities Authority RRB, Mercer University
Project, Series 2006A, 3.90% 1                                                         5,540,000          5,540,000
--------------------------------------------------------------------------------------------------------------------
GA Private Colleges & Universities Authority RRB, Mercer University
Project, Series 2006C, 3.90% 1                                                         8,750,000          8,750,000
--------------------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU MH RB, Series F3J, 3.95% 1                                      7,835,000          7,835,000
                                                                                                   -----------------
                                                                                                         66,522,305
--------------------------------------------------------------------------------------------------------------------
IDAHO--0.5%
Cassia Cnty., ID IDC RB, East Valley Cattle LLC Project, 3.99% 1                       7,000,000          7,000,000
--------------------------------------------------------------------------------------------------------------------
Hailey, ID IDC RB, Rocky Mountain Hardware Project, Series 2006,
4.04% 1                                                                                1,000,000          1,000,000
                                                                                                   -----------------
                                                                                                          8,000,000
--------------------------------------------------------------------------------------------------------------------
ILLINOIS--5.7%
Chicago, IL RB, Boys & Girls Clubs of Chicago Project, Series 2000, 4.33% 1              700,000            700,000
--------------------------------------------------------------------------------------------------------------------
Chicago, IL REF GOUN, Series 2001A, 5.50%, 1/1/08                                        415,000            416,949


                        4 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
--------------------------------------------------------------------------------------------------------------------
Chicago, IL REF GOUN, Series 2001A, 5.50%, 1/1/08                                $     1,085,000   $      1,090,096
--------------------------------------------------------------------------------------------------------------------
Cook Cnty., IL REF GOUN, Series 1999B, 4.25%, 11/15/07                                 3,000,000          3,001,837
--------------------------------------------------------------------------------------------------------------------
Cook Cnty., IL SDI No. 122 GOUN, Oak Lawn Reset Option Certificates
II-R Trust, Series 736, 3.93% 1,2                                                      2,615,000          2,615,000
--------------------------------------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2004, 3.90% 1                                  14,370,000         14,370,000
--------------------------------------------------------------------------------------------------------------------
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003, 3.94% 1                         3,125,000          3,125,000
--------------------------------------------------------------------------------------------------------------------
Greenville, IL RB, Greenville College Project, Series 2006, 3.649% 1                   2,000,000          2,000,000
--------------------------------------------------------------------------------------------------------------------
IL DFA IDV RB, Azteca Foods, Inc. Project, Series 1995, 4.36% 1                          200,000            200,000
--------------------------------------------------------------------------------------------------------------------
IL DFA IDV RB, Knead Dough Baking Co. Project, 4.15% 1                                   900,000            900,000
--------------------------------------------------------------------------------------------------------------------
IL DFA IDV RB, REVCOR, Inc. Project, Series 1996, 4.01% 1                                325,000            325,000
--------------------------------------------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series 2000, 4% 1                              2,800,000          2,800,000
--------------------------------------------------------------------------------------------------------------------
IL FAU IDV RB, E. Kinast Project, Series 2005A, 4.15% 1                                  600,000            600,000
--------------------------------------------------------------------------------------------------------------------
IL FAU RB, Fenwick High School Project, Series 2007, 3.96% 1                           7,200,000          7,200,000
--------------------------------------------------------------------------------------------------------------------
IL FAU RB, Palos Hospital, UBS Municipal Custodial Residual & Variable
Securities, Series 2007-1028, 3.92% 1,2                                                6,300,000          6,300,000
--------------------------------------------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College Project, Series 2004A, 3.90% 1                6,725,000          6,725,000
--------------------------------------------------------------------------------------------------------------------
IL GOUN, PTTR, Series 636, 3.92% 1,2                                                   1,350,000          1,350,000
--------------------------------------------------------------------------------------------------------------------
IL HFAU RRB, Sisters Services, Inc., Series 1998A, 5.25%, 6/1/08                       4,000,000          4,038,733
--------------------------------------------------------------------------------------------------------------------
IL Metropolitan Pier & Export Authority RB, SPEARS Deutsche
Bank/Lifers Trust, Series DB-300, 3.96% 1,2                                            4,315,000          4,315,000
--------------------------------------------------------------------------------------------------------------------
IL RB, P-Floats, Series PZP-006, 4.04% 1,2                                             1,220,000          1,220,000
--------------------------------------------------------------------------------------------------------------------
Lake Zurich, IL IDV RB, Rose Road LLC Project, Series 2004, 4.15% 1                      500,000            500,000
--------------------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985B, 4.06% 1                     15,330,486         15,330,486
--------------------------------------------------------------------------------------------------------------------
Springfield, IL Electric RB, SPEARS Deutsche Bank/Lifers Trust, Series DB-
261, 3.95% 1,2                                                                         1,120,000          1,120,000
--------------------------------------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 3.94% 1                         800,000            800,000
--------------------------------------------------------------------------------------------------------------------
Will & Kankakee Cntys., IL Community SDI No. 207 GOLB, Peotone,
Series 2007A, 4%, 11/1/07                                                                515,000            515,147
--------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community High SDI No. 210 Lincoln-Way GOUN, Reset
Option Certificates II-R Trust, Series 631, 3.93% 1,2                                  4,355,000          4,355,000
--------------------------------------------------------------------------------------------------------------------
Will Cnty., IL Community High SDI No. 365 GOUN, P-Floats, Series PZ-
47, 3.96% 1,2                                                                         10,415,000         10,415,000
--------------------------------------------------------------------------------------------------------------------
Will Cnty., IL New Lenox SDI No. 122 GOUN, P-Floats, Series PZ-48,
3.96%  1,2                                                                             3,870,000          3,870,000
                                                                                                   -----------------
                                                                                                        100,198,248
--------------------------------------------------------------------------------------------------------------------
INDIANA--1.2%
Carmel, IN RED District Tax Increment RB, Merchants' Pointe Project,
Series 2001A, 3.92% 1                                                                    610,000            610,000
--------------------------------------------------------------------------------------------------------------------
Hammond, IN ED RB, Castle & Co. Project, Series 1994, 4.15% 1                            300,000            300,000
--------------------------------------------------------------------------------------------------------------------
Huntington, IN EDAU RRB, Huntington University Project, Series 2007,
3.91% 1                                                                                2,920,000          2,920,000
--------------------------------------------------------------------------------------------------------------------
IN FAU ED RB, Bosma Industries Blind Project, 3.91% 1                                  3,365,000          3,365,000
--------------------------------------------------------------------------------------------------------------------
IN FAU Highway RRB, P-Floats, Series PZ-230, 3.99% 1,2                                 6,380,000          6,380,000
--------------------------------------------------------------------------------------------------------------------


                        5 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
INDIANA CONTINUED
IN HFFAU RB, Clark Memorial Hospital Project, Series 2001, 3.96%  1              $     7,700,000   $      7,700,000
                                                                                                   -----------------
                                                                                                         21,275,000
--------------------------------------------------------------------------------------------------------------------
IOWA--0.6%
IA FAU SWD RB, Five Star Holdings Project, Series 2007, 4.02% 1                        5,300,000          5,300,000
--------------------------------------------------------------------------------------------------------------------
IA FAU SWD RB, Natural Pork Production Project, Series 2005, 3.99% 1                   4,330,000          4,330,000
                                                                                                   -----------------
                                                                                                          9,630,000
--------------------------------------------------------------------------------------------------------------------
KENTUCKY--2.6%
Bath Cnty., KY Industrial Building RB, Cintas Sales Corp. Project, Series
1992, 4.04% 1                                                                            490,000            490,000
--------------------------------------------------------------------------------------------------------------------
Hancock Cnty., KY Industrial Building RRB, Southwire Co. Project, Series
1992A, 3.94% 1                                                                        10,000,000         10,000,000
--------------------------------------------------------------------------------------------------------------------
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998, 4.14% 1                       7,815,000          7,815,000
--------------------------------------------------------------------------------------------------------------------
KY Interlocal School Transportation Assn. Equipment Lease COP, Series
2005, 3%, 3/1/08                                                                         500,000            497,959
--------------------------------------------------------------------------------------------------------------------
KY MPA RB, SPEARS Deutsche Bank/Lifers Trust, Series DB-347, 3.96% 1,2                 1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------
KY TUAU ED Road RRB, Revitalization Project, 5.75%, 7/1/08                             1,000,000          1,014,605
--------------------------------------------------------------------------------------------------------------------
Lexington-Fayette Cntys., KY Government Educational Facilities RB,
Sayre School, 3.91% 1                                                                  2,105,000          2,105,000
--------------------------------------------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc. Project, Series
2004, 4.09% 1                                                                          5,000,000          5,000,000
--------------------------------------------------------------------------------------------------------------------
Oldham Cnty., KY Industrial Building RB, Parts Unlimited, Inc. Project,
Series 2005, 4.02% 1                                                                   2,114,000          2,114,000
--------------------------------------------------------------------------------------------------------------------
Somerset, KY Industrial Building RB, Tibbals Flooring Co. Project, Series
1989, 4.19% 1                                                                         10,000,000         10,000,000
--------------------------------------------------------------------------------------------------------------------
Warren Cnty., KY Industrial Building RB, Pan-Oston Co. Project, Series
2007, 3.95%  1,5                                                                       6,000,000          6,000,000
                                                                                                   -----------------
                                                                                                         46,036,564
--------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.2%
East Baton Rouge Parish, LA RRB, P-Floats, Series EC-1054, 3.97% 1,2                   8,675,000          8,675,000
--------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA Sales Tax RB, SPEARS Deutsche Bank/Lifers Trust,
Series DB-278, 3.99% 1,2                                                               5,945,000          5,945,000
--------------------------------------------------------------------------------------------------------------------
LA HFA MH RB, Walmsley Housing Corp. Project, Series 2004, 3.89% 1                     2,300,000          2,300,000
--------------------------------------------------------------------------------------------------------------------
LA Local Government Environmental Facilities CDAU RB, Hollybrook
Cottonseed Processing, 3.99% 1                                                         2,000,000          2,000,000
--------------------------------------------------------------------------------------------------------------------
LA Local Government Environmental Facilities CDAU RB, Hollybrook
Enterprises LLC, 3.99% 1                                                               2,400,000          2,400,000
--------------------------------------------------------------------------------------------------------------------
LA PFAU RB, Municipal Securities Trust Certificates, Series 5020, Cl. A,
3.94% 1,2                                                                              2,225,000          2,225,000
--------------------------------------------------------------------------------------------------------------------
LA PFFAU RB, Austin Trust Certificates Series BOA 2007-2027, 3.92% 1,2                 5,290,000          5,290,000
--------------------------------------------------------------------------------------------------------------------
LA Public FA Hospital RRB, Franciscan Missionaries, Series A, 5.50%,
7/1/08                                                                                   915,000            926,568
--------------------------------------------------------------------------------------------------------------------
LA Public FA RB, Kenner Hotel Ltd. Project 1985, 4% 1                                 14,600,000         14,600,000
--------------------------------------------------------------------------------------------------------------------
Monroe, LA Sales & Use Tax RRB, Series 2007A, 3.89% 1                                  2,700,000          2,700,000
--------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993B, 3.91% 1                              6,000,000          6,000,000
--------------------------------------------------------------------------------------------------------------------


                        6 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
--------------------------------------------------------------------------------------------------------------------
New Orleans, LA Aviation Board RRB, Series 1993C, 3.93% 1                        $     1,295,000   $      1,295,000
--------------------------------------------------------------------------------------------------------------------
St. Bernard Parish, LA Sales & Use Tax RRB, Series 2004, 5%, 3/1/08                    1,175,000          1,181,358
                                                                                                   -----------------
                                                                                                         55,537,926
--------------------------------------------------------------------------------------------------------------------
MARYLAND--0.8%
Montgomery Cnty., MD, Consolidated Public Improvement REF GOUN,
Series 1998A, 5.25%, 1/1/08                                                            6,270,000          6,293,824
--------------------------------------------------------------------------------------------------------------------
University System of MD COP, College Park Business School, Series 2000,
3.89% 1                                                                                7,170,000          7,170,000
                                                                                                   -----------------
                                                                                                         13,463,824
--------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--0.3%
MA H&EFA RB, Harvard Vanguard Medical, MACON Trust Certificates
Series 2007-310, 3.93% 1,2                                                             3,500,000          3,500,000
--------------------------------------------------------------------------------------------------------------------
MA H&EFA RB, New England Medical Center Hospital, Series H, 5%,
5/15/08                                                                                1,000,000          1,007,897
                                                                                                   -----------------
                                                                                                          4,507,897
--------------------------------------------------------------------------------------------------------------------
MICHIGAN--1.2%
Ada, MI Capital Improvement GOLB, Series 2007, 4.10%, 5/1/08                             170,000            170,322
--------------------------------------------------------------------------------------------------------------------
Detroit, MI GOUN, Series 2004, 5%, 4/1/08                                              1,000,000          1,006,508
--------------------------------------------------------------------------------------------------------------------
Detroit, MI RB, AAMC Series 2003-3, 3.93% 1,2                                          9,000,000          9,000,000
--------------------------------------------------------------------------------------------------------------------
Detroit, MI REF GOUN, Series 1997B, 5.50%, 4/1/08                                      1,015,000          1,024,236
--------------------------------------------------------------------------------------------------------------------
Detroit, MI Water Supply System RB, Reset Option Certificates II-R
Trust, Series 11224, 3.92% 1,2                                                         4,855,000          4,855,000
--------------------------------------------------------------------------------------------------------------------
Grand Rapids & Kent Cnty., MI RB, SPEARS Deutsche Bank/Lifers Trust,
Series DB-302, 3.99% 1,2                                                               1,310,000          1,310,000
--------------------------------------------------------------------------------------------------------------------
MI Building Authority RRB, PTTR, Series 1481, 3.92%  1,2                               4,345,000          4,345,000
                                                                                                   -----------------
                                                                                                         21,711,066
--------------------------------------------------------------------------------------------------------------------
MINNESOTA--4.3%
Big Lake, MN ISD No. 727 GOUN, Aid Anticipation Certificates, Series
2007A, 4%, 9/16/08                                                                     3,400,000          3,408,447
--------------------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, 94th Street Associates Project, Series 1985,
3.89% 1                                                                                3,405,000          3,405,000
--------------------------------------------------------------------------------------------------------------------
Bloomington, MN CD RB, James Avenue Associates Project, Series 1985,
3.89% 1                                                                                3,310,000          3,310,000
--------------------------------------------------------------------------------------------------------------------
Buffalo, MN ISD No. 877 GOUN, Aid Anticipation Certificates, Series A,
4.125%, 8/18/08                                                                        3,200,000          3,208,773
--------------------------------------------------------------------------------------------------------------------
Cass Lake, MN ISD No. 115 GOUN, Aid Anticipation Certificates, Series
2007A, 4%, 9/8/08                                                                      2,080,000          2,084,672
--------------------------------------------------------------------------------------------------------------------
Dakota Cnty., MN H&RA MH RB, P-Floats, Series MT-321, 4.01% 1,2                       23,250,000         23,250,000
--------------------------------------------------------------------------------------------------------------------
East Grand Forks, MN SWD RB, American Crystal Sugar Co., Series 05B,
3.99% 1                                                                                4,500,000          4,500,000
--------------------------------------------------------------------------------------------------------------------
Eden Prairie, MN MH RRB, Lake Place Apts. Project, 3.94% 1                               665,000            665,000
--------------------------------------------------------------------------------------------------------------------
Jackson Cnty., MN Central ISD No. 2895 GOUN, Aid Anticipation
Certificates, Series 2007A, 4%, 9/8/08                                                 1,585,000          1,588,560
--------------------------------------------------------------------------------------------------------------------
Jenkins, MN IDV RB, Pequot Tool & Manufacturing, Inc. Project, Series
2007, 4.04% 1                                                                          1,230,000          1,230,000
--------------------------------------------------------------------------------------------------------------------


                        7 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
MINNESOTA CONTINUED
--------------------------------------------------------------------------------------------------------------------
Mankato, MN IDV RB, Sacco Family Ltd. Partnership, 4.04% 1                       $       865,000   $        865,000
--------------------------------------------------------------------------------------------------------------------
Park Rapids, MN ISD No. 309 GOUN, Aid Anticipation Certificates,
Series 2007A, 4%, 9/23/08                                                              5,225,000          5,239,701
--------------------------------------------------------------------------------------------------------------------
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series 1992, 4.09% 1                4,675,000          4,675,000
--------------------------------------------------------------------------------------------------------------------
Roseville, MN ISD No. 623 GOUN, Aid Anticipation Certificates, Series A,
4%, 9/30/08                                                                            3,000,000          3,008,026
--------------------------------------------------------------------------------------------------------------------
Spring Lake Park, MN ISD No. 016 GOUN, Aid Anticipation Certificates,
Series A, 4%, 9/30/08                                                                  5,000,000          5,013,548
--------------------------------------------------------------------------------------------------------------------
St. Paul, MN POAU RRB, P-Floats, Series MT-469, 4%  1,2                                9,085,000          9,085,000
                                                                                                   -----------------
                                                                                                         74,536,727
--------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.6%
MS Business Finance Corp. RB, Hattiesburg Clinic Professional Assn.
Project, 3.90% 1                                                                       4,000,000          4,000,000
--------------------------------------------------------------------------------------------------------------------
MS Business Finance Corp. RB, JKW Real Estate LLC Project, 3.91% 1                     2,300,000          2,300,000
--------------------------------------------------------------------------------------------------------------------
Panola Cnty., MS IDV RRB, The Kroger Co., Series 2003, 3.94% 1                         3,250,000          3,250,000
--------------------------------------------------------------------------------------------------------------------
Tunica Cnty., MS Development Bank SPO Bonds, Highway Construction
Project, Series 2005, 5%, 1/1/08                                                         275,000            275,883
                                                                                                   -----------------
                                                                                                          9,825,883
--------------------------------------------------------------------------------------------------------------------
MISSOURI--2.7%
Jackson Cnty., MO IDA RB, Linda Hall Library Project, 3.97% 1                          6,700,000          6,700,000
--------------------------------------------------------------------------------------------------------------------
MO DFB Cultural Facilities RB, Center of Creative Arts Project, Series
2004, 3.90% 1                                                                          1,600,000          1,600,000
--------------------------------------------------------------------------------------------------------------------
MO Joint Municipal EU Community Power Project RB, Reset Option
Certificates II-R Trust, Series 2226, 3.93% 1,2                                        8,620,000          8,620,000
--------------------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates, Series 2005A,
3.88% 1,2                                                                             10,575,000         10,575,000
--------------------------------------------------------------------------------------------------------------------
South Pointe/Hunters Ridge, MO RB, Trust Certificates, Series 2005B,
3.88% 1,2                                                                              8,365,000          8,365,000
--------------------------------------------------------------------------------------------------------------------
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens Apts., Series
1992, 3.99% 1                                                                          1,765,000          1,765,000
--------------------------------------------------------------------------------------------------------------------
St. Louis, MO DA Tudor Building RB, Austin Trust Certificates, Series
BOA 2007-309, 3.93% 1,2                                                                9,995,000          9,995,000
                                                                                                   -----------------
                                                                                                         47,620,000
--------------------------------------------------------------------------------------------------------------------
MONTANA--0.0%
Billings, MT GOUN, Series 2007A, 4.25%, 7/1/08                                           175,000            175,624
--------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.6%
NE Amberwood RB, Certificates Trust, Amberwood Apts., Series 2006A,
4.02% 1,2                                                                             10,720,000         10,720,000
--------------------------------------------------------------------------------------------------------------------
NEVADA--0.8%
Clark Cnty., NV GOLB, PTTR, Series 1489, 3.92% 1,2                                     9,530,000          9,530,000
--------------------------------------------------------------------------------------------------------------------
Clark Cnty., NV McCarran International RB, SPEARS Deutsche
Bank/Lifers Trust, Series DB-245, 3.99% 1,2                                            5,305,000          5,305,000
                                                                                                   -----------------
                                                                                                         14,835,000


                        8 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY--0.1%
NJ EDAU ED RB, Paddock Realty LLC Project, Series 2006, 4.04% 1                  $     1,205,000   $      1,205,000
--------------------------------------------------------------------------------------------------------------------
NEW YORK--4.5%
Chautauqua Cnty., NY IDA IDV RB, Red Wing Co., Inc. Project, 3.84% 1,2                   400,000            400,000
--------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. Tobacco RRB, P-Floats, Series PA-1359, 3.97% 1,2                       10,350,000         10,350,000
--------------------------------------------------------------------------------------------------------------------
NY TSASC, Inc. Tobacco RRB, P-Floats, Series PA-1356, 3.93% 1,2                          500,000            500,000
--------------------------------------------------------------------------------------------------------------------
NY Upstate Telecommunications Corp. RB, Series 2005, 3.89% 1                           8,100,000          8,100,000
--------------------------------------------------------------------------------------------------------------------
NYC GOUN, P-Floats, Series PT-3823, 3.71% 1,4                                          1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 3.96% 1                                     1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Sephardic Community Youth Center
Project, Series 2006, 3.89% 1                                                          8,000,000          8,000,000
--------------------------------------------------------------------------------------------------------------------
NYC TFA Future Tax Sub. RB, P-Floats, Series EC-1036, 3.95% 1,2                        1,890,000          1,890,000
--------------------------------------------------------------------------------------------------------------------
NYS HFA RB, Maiden Lane Housing, Series 2004A, 3.80% 1                                20,000,000         20,000,000
--------------------------------------------------------------------------------------------------------------------
NYS UDC COP, Reset Option Certificates II-R Trust, Series 10011CE,
3.93% 1,2                                                                              1,500,000          1,500,000
--------------------------------------------------------------------------------------------------------------------
NYS UDC RRB, Correctional & Youth Facilities Service Contracts, Series
2002A, 5%, 1/1/08                                                                      2,600,000          2,607,977
--------------------------------------------------------------------------------------------------------------------
Oneida Cnty., NY IDA Civic Facilities RB, Rome Memorial Hospital, Inc.
Project, Series 2005, 3.89% 1                                                          4,800,000          4,800,000
--------------------------------------------------------------------------------------------------------------------
Onondaga Cnty., NY IDA Civic Facilities RB, Syracuse Resch Corp.
Project, Series 2005, 3.89% 1                                                         10,000,000         10,000,000
--------------------------------------------------------------------------------------------------------------------
Westchester Cnty., NY BANs, Series 2007A, 3.74%, 12/20/07 4                            8,500,000          8,500,341
                                                                                                   -----------------
                                                                                                         78,648,318
--------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.8%
Craven Cnty., NC IF&PCFA RB, Wheatstone Corp. Project, 4.19% 1                           920,000            920,000
--------------------------------------------------------------------------------------------------------------------
Hoke Cnty., NC IF&PCFA RB, Triangle Building Supply, Inc. Project, Series
1997, 4.19% 1                                                                          1,250,000          1,250,000
--------------------------------------------------------------------------------------------------------------------
Iredell Cnty., NC IF&PCFA RB, Valspar Corp. Project, 4.01% 1                           1,600,000          1,600,000
--------------------------------------------------------------------------------------------------------------------
NC Capital Facilities Finance Agency Educational Facilities RB, Trinity
Episcopal School Project, Series 2003, 3.91% 1                                           525,000            525,000
--------------------------------------------------------------------------------------------------------------------
NC Capital Facilities Finance Agency RB, Montessori School of Raleigh,
3.91% 1                                                                                2,400,000          2,400,000
--------------------------------------------------------------------------------------------------------------------
NC Capital Facilities Finance Agency RB, Triangle Aquatic Center
Project, 3.91% 1                                                                       2,225,000          2,225,000
--------------------------------------------------------------------------------------------------------------------
NC Medical Care Community HCF RRB, Stanley Total Living Center,
Series 1998, 3.91% 1                                                                     930,000            930,000
--------------------------------------------------------------------------------------------------------------------
Robeson Cnty., NC IF&PCFA RB, Rocco Turkeys, Inc. Project, 4.01% 1                     1,845,000          1,845,000
--------------------------------------------------------------------------------------------------------------------
Sampson Cnty., NC COP, Eclipse Funding Trust Solar Eclipse Certificates,
Series 2006-0160, 3.60%  1,2                                                           2,500,000          2,500,000
                                                                                                   -----------------
                                                                                                         14,195,000
--------------------------------------------------------------------------------------------------------------------
OHIO--1.5%
Cuyahoga Cnty., OH Hospital RRB, Metrohealth Systems Project, Series
2005, 3.91% 1                                                                         11,900,000         11,900,000
--------------------------------------------------------------------------------------------------------------------
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 4%, 12/15/07 3                      1,605,000          1,605,000
--------------------------------------------------------------------------------------------------------------------


                        9 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
--------------------------------------------------------------------------------------------------------------------
Hamilton Cnty., OH Hospital Facilities RB, Cincinnati Childrens Hospital,
Series 2004J, 4%, 5/15/08                                                        $       400,000   $        400,719
--------------------------------------------------------------------------------------------------------------------
Lucas Cnty., OH IDAU RB, Lott Industries, Inc. Project, 3.93% 1                        3,440,000          3,440,000
--------------------------------------------------------------------------------------------------------------------
Madeira, OH ED RRB, The Kroger Co., Series 2004, 3.94% 1                               2,050,000          2,050,000
--------------------------------------------------------------------------------------------------------------------
Mahoning Cnty., OH EDAU RB, Family YMCA St. Elizabeth Project,
3.93% 1                                                                                  900,000            900,000
--------------------------------------------------------------------------------------------------------------------
Medina Cnty., OH IDV RB, Mode-Fire-Dex, Inc. Project, 4.09% 1                            760,000            760,000
--------------------------------------------------------------------------------------------------------------------
OH Higher Education Facility Commission RB, Higher Education Pooled
Financing 2001 Program, Series A, 3.96% 1                                                800,000            800,000
--------------------------------------------------------------------------------------------------------------------
Park Trails, OH RB, Certificates of Beneficial Ownership Trust, Series
2007-3, 4.06% 1,2                                                                      1,800,000          1,800,000
--------------------------------------------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 3.94% 1                          3,100,000          3,100,000
                                                                                                   -----------------
                                                                                                         26,755,719
--------------------------------------------------------------------------------------------------------------------
OKLAHOMA--0.2%
OK MPA Power Supply System RB, PTTR, Series 1742, 3.92% 1,2                            3,425,000          3,425,000
--------------------------------------------------------------------------------------------------------------------
Oklahoma Cnty., OK FA IDV RB, Factory Direct Project, Series 2001A,
4.15% 1                                                                                  500,000            500,000
                                                                                                   -----------------
                                                                                                          3,925,000
--------------------------------------------------------------------------------------------------------------------
OREGON--0.3%
Eugene, OR EU RRB, ETET Series 20030022, Cl. A, 3.93% 1,2                              5,880,000          5,880,000
--------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--1.1%
Adams Cnty., PA IDAU RB, Say Plastics, Inc. Project, Series 2007B, 4.01% 1             2,585,000          2,585,000
--------------------------------------------------------------------------------------------------------------------
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project, Series B,
3.96% 1                                                                                  540,000            540,000
--------------------------------------------------------------------------------------------------------------------
Butler Cnty., PA General Authority RB, SGMSTR Series 2007 SGB72, Cl. A,
3.75% 1,2                                                                              4,000,000          4,000,000
--------------------------------------------------------------------------------------------------------------------
PA HEFAU RB, Assn. of Independent Colleges, Series K-1, 3.60% 1                        2,300,000          2,299,737
--------------------------------------------------------------------------------------------------------------------
PA HEFAU RB, Rosemont College Project, Series O, 3.63% 1                               2,900,000          2,900,000
--------------------------------------------------------------------------------------------------------------------
Philadelphia, PA Water & Wastewater RRB, Series 1993, 5.625%, 6/15/08                  1,225,000          1,241,030
--------------------------------------------------------------------------------------------------------------------
Westmoreland Cnty., PA RB, SPEARS Deutsche Bank/Lifers Trust, Series
DB-301, 3.95% 1,2                                                                      4,930,000          4,930,000
                                                                                                   -----------------
                                                                                                         18,495,767
--------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.4%
Lancaster Cnty., SC SDI GOUN, 3.90%, 3/5/08                                            7,500,000          7,505,979
--------------------------------------------------------------------------------------------------------------------
Oconee Cnty., SC SDI GOUN, Series 2007, 5%, 3/1/08                                     6,700,000          6,734,220
--------------------------------------------------------------------------------------------------------------------
Orangeburg, SC Sales & Use Tax RB, Joint Governmental Action
Authority, Capital Projects, 5%, 4/1/08                                                  385,000            387,565
--------------------------------------------------------------------------------------------------------------------
SC EDLFA RB, Private Nonprofit Institutions-Morris College Project,
Series 1997, 3.92% 1                                                                     750,000            750,000
--------------------------------------------------------------------------------------------------------------------
SC Infrastructure Bank RB, PTTR Series 2171, 3.92% 1,2                                 8,000,000          8,000,000
--------------------------------------------------------------------------------------------------------------------
SC Jobs EDAU RB, Pickens Cnty. YMCA Project, 3.92%  1                                    800,000            800,000
                                                                                                   -----------------
                                                                                                         24,177,764


                        10 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.5%
SD H&EFA RRB, Sanford Health & Hospital, Series 2001B, 4.14% 1                   $     2,000,000   $      2,000,000
--------------------------------------------------------------------------------------------------------------------
SD H&EFA RRB, Sanford Health & Hospital, Series 2001C, 3.89% 1                         7,500,000          7,500,000
                                                                                                   -----------------
                                                                                                          9,500,000
--------------------------------------------------------------------------------------------------------------------
TENNESSEE--2.4%
Jackson, TN H&EFA Housing Facilities Board RB, University School of
Jackson Project, 3.90% 1                                                               1,400,000          1,400,000
--------------------------------------------------------------------------------------------------------------------
Jackson, TN H&EFA Housing Facilities Board RB, University School of
Jackson Project, 3.90% 1                                                               5,100,000          5,100,000
--------------------------------------------------------------------------------------------------------------------
Jackson, TN H&EFA Housing Facilities Board RB, University School of
Jackson Project, 3.90% 1                                                               3,725,000          3,725,000
--------------------------------------------------------------------------------------------------------------------
Jackson, TN H&EFA Housing Facilities Board RRB, Trinity Christian
Academy, 3.90% 1                                                                       2,820,000          2,820,000
--------------------------------------------------------------------------------------------------------------------
Knox Cnty., TN Health, Education & Housing Facilities Board RB,
Johnson Bible College, 3.90% 1                                                         3,650,000          3,650,000
--------------------------------------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN H&EFA RB, Nashville Christian School
Project, 3.96% 1                                                                       1,160,000          1,160,000
--------------------------------------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN Health & Educational Facilities Board RB,
Fisk University Project, Series 2000, 3.90% 1                                          4,350,000          4,350,000
--------------------------------------------------------------------------------------------------------------------
Nashville & Davidson Cnty., TN IDB RB, Second Harvest Food Bank
Project, Series 2002, 3.91% 1                                                          1,655,000          1,655,000
--------------------------------------------------------------------------------------------------------------------
Shelby Cnty., TN Housing H&EFA Housing Facilities Board RB, Kings
Daughter & Sons Project, 3.90% 1                                                       7,845,000          7,845,000
--------------------------------------------------------------------------------------------------------------------
Springfield, TN H&EFA Hospital RB, Northcrest Medical Center-A,
3.90% 1                                                                                5,000,000          5,000,000
--------------------------------------------------------------------------------------------------------------------
Springfield, TN IDV Board RB, Nashville Wire Products Manufacturing,
Series 1994, 4.04% 1                                                                     515,000            515,000
--------------------------------------------------------------------------------------------------------------------
Springfield, TN IDV Board RRB, The Kroger Co., Series 2004, 3.94%  1                   4,500,000          4,500,000
                                                                                                   -----------------
                                                                                                         41,720,000
--------------------------------------------------------------------------------------------------------------------
TEXAS--11.0%
Aledo, TX ISD School Building GOUN, 3.75% 1                                            4,900,000          4,900,000
--------------------------------------------------------------------------------------------------------------------
Allen, TX ISD GOUN, PTTR Series 715, 3.92% 1,2                                         1,750,000          1,750,000
--------------------------------------------------------------------------------------------------------------------
Austin, TX Water & Wastewater System RRB, P-Floats, Series PZ-157,
3.96% 1,2                                                                              8,420,000          8,420,000
--------------------------------------------------------------------------------------------------------------------
Brazos Cnty., TX HF RB, P-Floats, Series MT-483, 3.96% 1,2                             8,540,000          8,540,000
--------------------------------------------------------------------------------------------------------------------
Comal, TX ISD GOUN, PTTR, Series 756, 3.92% 1,2                                        2,565,000          2,565,000
--------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX General Improvement REF GOUN, Series 2001A, 5%,
3/1/08                                                                                   175,000            175,862
--------------------------------------------------------------------------------------------------------------------
Cypress-Fairbanks, TX ISD REF GOUN, SPEARS Deutsche Bank/Lifers
Trust, Series DB-279, 3.99% 1,2                                                        7,850,000          7,850,000
--------------------------------------------------------------------------------------------------------------------
Dallam Cnty., TX IDV Corp. RB, Consolidated Dairy Management LLC
Project, 3.99% 1                                                                       2,100,000          2,100,000
--------------------------------------------------------------------------------------------------------------------
Dallas, TX Area Rapid Transit RRB, PTTR, Sr. Lien, Series 1771, 3.92% 1,2              2,665,000          2,665,000
--------------------------------------------------------------------------------------------------------------------
Ellis Cnty., TX GOLB, 4.25%, 8/1/08                                                    1,210,000          1,215,362
--------------------------------------------------------------------------------------------------------------------
Fort Bend Cnty., TX Road GOUN, Series 2007, 4%, 3/1/08                                   860,000            861,095
--------------------------------------------------------------------------------------------------------------------
Houston, TX ISD GOUN, PTTR, Series 1189, 3.92% 1,2                                     1,500,000          1,500,000
--------------------------------------------------------------------------------------------------------------------


                        11 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
--------------------------------------------------------------------------------------------------------------------
Houston, TX WSS RRB, Reset Option Certificates II-R Trust, Series 787,
3.93% 1,2                                                                        $     3,635,000   $      3,635,000
--------------------------------------------------------------------------------------------------------------------
Judson, TX ISD GOUN, AAMC Series 2003-36, 3.93% 1,2                                    8,960,000          8,960,000
--------------------------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD REF Schoolhouse GOUN, Series 2005, 5%,
2/15/08                                                                                  725,000            728,493
--------------------------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 2004, 3.75%,
12/15/07 3                                                                            11,150,000         11,150,000
--------------------------------------------------------------------------------------------------------------------
Lewisville, TX ISD GOUN, AAMC Series 2006-79, 3.95% 1,2                                6,336,000          6,336,000
--------------------------------------------------------------------------------------------------------------------
Northeast TX ISD GOUN, P-Floats, Series PT-3957, 3.80% 1,4                            12,220,000         12,220,000
--------------------------------------------------------------------------------------------------------------------
Northside, TX ISD GORB, Series 2006A, 3.75% 1                                          5,000,000          5,000,000
--------------------------------------------------------------------------------------------------------------------
Northwest TX ISD GOUN, Reset Option Certificates I I-R Trust, Series
11220, 3.92% 1,2                                                                       3,600,000          3,600,000
--------------------------------------------------------------------------------------------------------------------
Nueces River Authority, TX Water Supply RRB, PTTR, Series 1412,
3.92% 1,2                                                                                745,000            745,000
--------------------------------------------------------------------------------------------------------------------
Pasadena, TX IDV Corp. RRB, Lamson & Sessions Co., 4.04% 1                               585,000            585,000
--------------------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas RB, SPEARS Deutsche Bank/Lifers Trust,
Series DB-280, 3.95% 1,2                                                               5,995,000          5,995,000
--------------------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas RRB, Series 1998A, 5%, 2/1/08                           2,000,000          2,008,491
--------------------------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas RRB, SPEARS Deutsche Bank/Lifers Trust,
Series DB-276, 3.95% 1,2                                                               6,500,000          6,500,000
--------------------------------------------------------------------------------------------------------------------
San Antonio, TX Hotel Occupancy Tax RRB, PTTR, Series 1674, 3.92% 1,2                  5,780,000          5,780,000
--------------------------------------------------------------------------------------------------------------------
Spring, TX ISD Schoolhouse GOUN, Series 2005-A, 3.72%, 2/15/08 3                       1,000,000          1,000,470
--------------------------------------------------------------------------------------------------------------------
TX Affordable Housing Corp. MH RB, MSTFC Series 2006-1315, 3.95% 1,2                  12,327,500         12,327,500
--------------------------------------------------------------------------------------------------------------------
TX Municipal Gas Acquisition & Supply Corp. RB, P-Floats, Series PA-
1437, 4.01% 1,2                                                                       12,735,000         12,735,000
--------------------------------------------------------------------------------------------------------------------
TX RANs & TANs, Series 2007, 4.50%, 8/28/08                                           35,000,000         35,243,128
--------------------------------------------------------------------------------------------------------------------
TX Student HAU RB, P-Floats, Series PT-3101, 4.01% 1,2                                12,570,000         12,570,000
--------------------------------------------------------------------------------------------------------------------
TX Transportation Commission GOUN, Mobility Fund, Series 2007, 4%,
4/1/08                                                                                 1,145,000          1,146,441
--------------------------------------------------------------------------------------------------------------------
Upper Trinity Regional Water District, TX RB, PTTR, Series 579, 3.92%  1,2             2,295,000          2,295,000
                                                                                                   -----------------
                                                                                                        193,102,842
--------------------------------------------------------------------------------------------------------------------
UTAH--1.4%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels LLC Project,
Series 2003A, 4.19% 1                                                                 10,985,000         10,985,000
--------------------------------------------------------------------------------------------------------------------
Intermountain Power Agency, UT Power Supply RRB, Series 2003A, 5%,
7/1/08                                                                                 1,000,000          1,009,599
--------------------------------------------------------------------------------------------------------------------
Riverdale, UT RA Tax Increment RB, 3.94% 1                                               910,000            910,000
--------------------------------------------------------------------------------------------------------------------
UT Transportation Authority Sales Tax RRB, P-Floats, Series PT-3741,
3.74% 1,4                                                                              5,695,000          5,695,000
--------------------------------------------------------------------------------------------------------------------
UT Water Finance Agency RB, Tender Option Series A-16, 3.87% 1                         5,000,000          5,000,000
--------------------------------------------------------------------------------------------------------------------
Weber Cnty., UT Industrial RB, Enable Industries, Inc., Series 2003, 3.94% 1             905,000            905,000
                                                                                                   -----------------
                                                                                                         24,504,599
--------------------------------------------------------------------------------------------------------------------
VIRGINIA--0.3%
Fairfax Cnty., VA EDAU Educational Facilities RB, Burgundy Farm Day
School Project, 3.91% 1                                                                1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------


                        12 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
--------------------------------------------------------------------------------------------------------------------
Henrico Cnty., VA Municipal Trust Securities, Series 2041, 3.96% 1,2             $     4,450,000   $      4,450,000
--------------------------------------------------------------------------------------------------------------------
VA Small Business FAU IDV RB, McElroy Metal Project, 4.04%  1                            170,000            170,000
                                                                                                   -----------------
                                                                                                          5,620,000
--------------------------------------------------------------------------------------------------------------------
WASHINGTON--0.9%
Clark Cnty., WA Vancouver SDI No. 037 GOUN, P-Floats, Series PZ-55,
3.96% 1,2                                                                              3,160,000          3,160,000
--------------------------------------------------------------------------------------------------------------------
Port Bellingham, WA IDV Corp. RB, FPE Renewables LLC Project, Series
2005, 3.94% 1                                                                            745,000            745,000
--------------------------------------------------------------------------------------------------------------------
WA EDFAU Lease RB, Washington Biomedical Research Properties II
Project, 5%, 6/1/08                                                                    4,000,000          4,033,625
--------------------------------------------------------------------------------------------------------------------
WA EDFAU RB, Art & Theresa Mensonides Project, Series 2001-I, 3.99% 1                    110,000            110,000
--------------------------------------------------------------------------------------------------------------------
WA GOUN, MSTFC Series 2006-1519, 3.92% 1,2                                             2,785,000          2,785,000
--------------------------------------------------------------------------------------------------------------------
WA GOUN, PTTR, Series 593A, 3.92% 1,2                                                  1,000,000          1,000,000
--------------------------------------------------------------------------------------------------------------------
WA HCF Authority RRB, Virginia Mason Medical Center, Series 1997A,
6%, 8/15/08                                                                            1,000,000          1,019,493
--------------------------------------------------------------------------------------------------------------------
WA Motor Vehicle Fuel Tax GOUN, PTTR, Series 1492, 3.92% 1,2                           2,820,000          2,820,000
                                                                                                   -----------------
                                                                                                         15,673,118
--------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.9%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A, 3.94% 1                      4,500,000          4,500,000
--------------------------------------------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B, 3.94% 1                      6,850,000          6,850,000
--------------------------------------------------------------------------------------------------------------------
Marmet, WV CD RRB, The Kroger Co., Series 2004, 3.94% 1                                3,100,000          3,100,000
--------------------------------------------------------------------------------------------------------------------
Marshall Cnty., WV BOE GOUN, Series 2007, 4%, 5/1/08                                   1,390,000          1,391,541
                                                                                                   -----------------
                                                                                                         15,841,541
--------------------------------------------------------------------------------------------------------------------
WISCONSIN--4.8%
Ashland, WI IDV RB, Larson-Juhl US LLC Project, Series 2000, 4.01% 1                     975,000            975,000
--------------------------------------------------------------------------------------------------------------------
Badger, WI Tobacco Asset Securitization Corp. RB, P-Floats, Series PA-
1361, 3.97% 1,2                                                                        2,945,000          2,945,000
--------------------------------------------------------------------------------------------------------------------
Beaver Dam, WI IDV RB, Apache Stainless Equipment Corp., Series
1999A, 4.23% 1                                                                           645,000            645,000
--------------------------------------------------------------------------------------------------------------------
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994, 4.19% 1                      2,000,000          2,000,000
--------------------------------------------------------------------------------------------------------------------
Green Bay, WI WS RRB, PTTR, Series 1510, 3.92% 1,2                                     6,305,000          6,305,000
--------------------------------------------------------------------------------------------------------------------
Janesville, WI IDV RRB, Seneca Foods Corp. Project, Series 2002, 4.09% 1               7,710,000          7,710,000
--------------------------------------------------------------------------------------------------------------------
Kiel, WI IDV RB, Polar Ware Co. Project, Series 2007, 4.04% 1                          1,325,000          1,325,000
--------------------------------------------------------------------------------------------------------------------
Kimberly, WI Development RB, Fox Cities YMCA Project, Series 2002,
4% 1                                                                                   1,520,000          1,520,000
--------------------------------------------------------------------------------------------------------------------
La Crosse, WI IDV RB, Fiberpro, Inc. Project, Series 2005, 4.04% 1                     1,940,000          1,940,000
--------------------------------------------------------------------------------------------------------------------
La Crosse, WI IDV RB, GGP, Inc. Project, Series 2007A, 4.04% 1                         2,050,000          2,050,000
--------------------------------------------------------------------------------------------------------------------
Milwaukee, WI IDV RB, R&B Wagner Project, 4.02% 1                                      1,060,000          1,060,000
--------------------------------------------------------------------------------------------------------------------
Onalaska, WI IDV RB, Empire Screen Printing Project, Series 2006, 4.04% 1                940,000            940,000
--------------------------------------------------------------------------------------------------------------------
West Bend, WI IDV RB, Jackson Concrete, Inc. Project, 4.04% 1                          1,400,000          1,400,000
--------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Community Care, Inc., Series 2005, 3.91% 1                                4,250,000          4,250,000
--------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Group Health Cooperative of South Central Wisconsin,
3.91% 1                                                                                3,600,000          3,600,000
--------------------------------------------------------------------------------------------------------------------


                        13 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
WISCONSIN CONTINUED
--------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Lakeland College, Series 2005, 3.91% 1                              $    14,050,000   $     14,050,000
--------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, P-Floats, Series MT-215, 3.99% 1,2                                        1,670,000          1,670,000
--------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Ripon College, Series 2006, 3.91% 1                                      23,165,000         23,165,000
--------------------------------------------------------------------------------------------------------------------
WI H&EFA RB, Wheaton Franciscan P-Floats, Series MT-339, 4.01% 1,2                     5,810,000          5,810,000
                                                                                                   -----------------
                                                                                                         83,360,000
--------------------------------------------------------------------------------------------------------------------
WYOMING--0.2%
Campbell Cnty., WY IDV RRB, Powder Basin Properties Project, Series
1996, 4.05% 1                                                                          3,835,000          3,835,000
--------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--0.6%
District of Columbia REF GOUN, Series 1999B, 5.50%, 6/1/08                               835,000            844,377
--------------------------------------------------------------------------------------------------------------------
Washington D.C. Convention Center Authority RRB, SPEARS Deutsche
Bank/Lifers Trust, Series DB-237, 3.99% 1,2                                            5,275,000          5,275,000
--------------------------------------------------------------------------------------------------------------------
Washington D.C. WSS Authority RRB, P-Floats, Series PT-3699, 3.96% 1,2                 4,655,000          4,655,000
                                                                                                   -----------------
                                                                                                         10,774,377
--------------------------------------------------------------------------------------------------------------------
OTHER SECURITIES--7.6%
Certificates of Beneficial Ownership Trust, Bent Tree, Series 2007-5,
3.99% 1,2                                                                              5,000,000          5,000,000
--------------------------------------------------------------------------------------------------------------------
Certificates of Beneficial Ownership Trust, North Oak, Series 2007-1,
3.99% 1,2                                                                              4,325,000          4,325,000
--------------------------------------------------------------------------------------------------------------------
Cl. B RB, Certificates Trust, Series 2002-1, 4.06% 1,2                                 5,000,000          5,000,000
--------------------------------------------------------------------------------------------------------------------
Freddie Mac, Multifamily Certificates, Series M010, 3.98% 1                           23,821,359         23,821,359
--------------------------------------------------------------------------------------------------------------------
MSTFC RB, Series 2006-1481P, 4.14% 1,2                                                   347,500            347,500
--------------------------------------------------------------------------------------------------------------------
MSTFC RRB, Series 2006-1469P, 4.14% 1,2                                                  790,000            790,000
--------------------------------------------------------------------------------------------------------------------
MSTFC Series 2006-1789, 4.04% 1,2                                                        700,000            700,000
--------------------------------------------------------------------------------------------------------------------
Municipal Securities Pool Trust, SGMSTR Series P-18, 3.97% 1,2                         7,770,000          7,770,000
--------------------------------------------------------------------------------------------------------------------
P-Floats, Series MT-484, 3.96% 1,2                                                    10,000,000         10,000,000
--------------------------------------------------------------------------------------------------------------------
P-Floats, Series PT-4314, 3.93% 1,2                                                    2,480,000          2,480,000
--------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZ-265, 3.99% 1,2                                                     6,600,000          6,600,000
--------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZ-270, 3.95% 1,2                                                     6,275,000          6,275,000
--------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-001, 4.04% 1,2                                                    7,325,000          7,325,000
--------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-015, 4.04% 1,2                                                   10,955,000         10,955,000
--------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-016, 4.04% 1,2                                                    1,285,000          1,285,000
--------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-020, 4.04% 1,2                                                   16,400,000         16,400,000
--------------------------------------------------------------------------------------------------------------------
P-Floats, Series PZP-021, 4.04% 1,2                                                    5,480,000          5,480,000
--------------------------------------------------------------------------------------------------------------------
SPEARS Deutsche Bank/Lifers Trust, Series DB-306, 4.04% 1,2                            4,525,000          4,525,000
--------------------------------------------------------------------------------------------------------------------
SPEARS Deutsche Bank/Lifers Trust, Series DB-332, 3.99% 1,2                           12,100,000         12,100,000
--------------------------------------------------------------------------------------------------------------------


                        14 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                                                       PRINCIPAL
                                                                                          AMOUNT              VALUE
--------------------------------------------------------------------------------------------------------------------
SPEARS Deutsche Bank/Lifers Trust, Series DB-351, 3.99% 1,2                      $     2,505,000   $      2,505,000
                                                                                                   -----------------
                                                                                                        133,683,859
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,747,897,771)                                           99.9%     1,747,897,771
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                              0.1            967,366
                                                                                 ----------------------------------
Net Assets                                                                                 100.0%  $  1,748,865,137
                                                                                 ===================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AA        Airport Authority
AAMC      ABN AMRO Munitops Certificates
BANs      Bond Anticipation Nts.
BOE       Board of Education
CD        Commercial Development
CDAU      Community Development Authority
COP       Certificates of Participation
DA        Dormitory Authority
DAU       Development Authority
DFA       Development Finance Authority
DFB       Development Finance Board
ECFA      Educational and Cultural Facilities Authority
ED        Economic Development
EDAU      Economic Development Authority
EDFAU     Economic Development Finance Authority
EDLFA     Educational Facilities Authority
ETET      Eagle Tax-Exempt Trust
EU        Electric Utilities
FA        Facilities Authority
FAU       Finance Authority
GO        General Obligation
GOLB      General Obligation Ltd. Bonds
GORB      General Obligation Refunding Bonds
GOUN      General Obligation Unlimited Nts.
H&EFA     Health and Educational Facilities Authority
H&RA      Housing and Redevelopment Authority
HAU       Housing Authority
HCF       Health Care Facilities
HEFAU     Higher Educational Facilities Authority
HF        Health Facilities
HFA       Housing Finance Agency/Authority
HFAU      Health Facilities Authority
HFC       Housing Finance Corp.
HFFAU     Health Facilities Finance Authority
IDA       Industrial Development Agency
IDAU      Industrial Development Authority
IDB       Industrial Development Board
IDC       Industrial Development Corp.
IDV       Industrial Development
IF&PCFA   Industrial Facilities & Pollution Control Financing Authority
ISD       Independent School District


                        15 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

MH        Multifamily Housing
MPA       Municipal Power Agency
MSTFC     Morgan Stanley & Co., Inc. Trust Floater Certificates
NYC       New York City
NYS       New York State
P-Floats  Puttable Floating Option Tax Exempt Receipts
PFAU      Public Finance Authority
PFFAU     Public Facilities Finance Authority
POAU      Port Authority
PTTR      Puttable Tax Exempt Receipts
RA        Redevelopment Agency/Authority
RANs      Revenue Anticipation Nts.
RB        Revenue Bonds
RED       Redevelopment
REF       Refunding
RRB       Revenue Refunding Bonds
SDI       School District
SGMSTR    Societe Generale, NY Branch Municipal Security Trust Receipts
SPEARS    Short Puttable Exempt Adjustable Receipts
SPO       Special Obligations
SWD       Solid Waste Disposal
TANs      Tax Anticipation Nts.
TFA       Transitional Finance Authority
TUAU      Turnpike Authority
TXAL      Tax Allocation
UDC       Urban Development Corp.
WS        Water System
WSS       Water & Sewer System
YMCA      Young Men's Christian Assoc.

1. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on September 30, 2007. This instrument has a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $778,758,000 or 44.53% of the Trust's net assets as of September 30, 2007.

3. Put obligation redeemable at full principal value on the date reported.

4. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $29,105,341, which represents 1.66% of the Trust's net assets. See accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

Securities Valuation. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the "Exchange") is open for trading. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Trust's Board of Trustees.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Trust's net asset value to the extent the Trust executes such


                        16 | CENTENNIAL TAX EXEMPT TRUST

Centennial Tax Exempt Trust

STATEMENT OF INVESTMENTS  SEPTEMBER 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

transactions while remaining substantially fully invested. The Trust may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Trust had sold $4,000,000 of securities issued on a when-issued basis or forward commitment.

ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                        17 | CENTENNIAL TAX EXEMPT TRUST


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Tax Exempt Trust

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007